Related Party Transactions and Balances (Details 1) - President and Chief Financial Officer [Member] - CAD ($)		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Disclosure of transactions between related parties [line items]
Short term employee benefits payable	[1],[2]	$ 50,398	$ 101,500
Total balances owing		$ 50,398	$ 101,500

[1]	On September 9, 2016, the Company entered into an employment agreement with the President of the Company under which the Company agreed to pay to the President, a base salary of $90,000 and grant one hundred thousand (100,000) common share purchase options (Note 11 e). Effective May 21, 2017, the Company and the President agreed to amend the terms of the employment agreement, by reducing the President's base salary to $10.00 annually, allowing the President to contract his services to Torinit contemporaneous with his continued employment with the Company and providing a top up provision of up to $1,500 in a month from the Company if the gross compensation earned by the President from Torinit during June, July and August of 2017 (the Period), reduces the overall compensation earned by the President below $7,500 in any such month during the Period.
[2]	The Company accrues management fees to the Chief Financial Officer of the Company at a rate of $5,000 per month during fiscal 2018, 2017 and 2016.